Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096654
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class A
Trading Symbol	PPIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
AssetsNet	$ 1,151,258,591
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,399,608
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096656
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class C
Trading Symbol	PPLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[2]
AssetsNet	$ 1,151,258,591
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,399,608
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000148124
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class R6
Trading Symbol	PPLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.50%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[3]
AssetsNet	$ 1,151,258,591
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,399,608
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096657
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class S
Trading Symbol	DBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[4]
AssetsNet	$ 1,151,258,591
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,399,608
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096658
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Institutional Class
Trading Symbol	PPILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[5]
AssetsNet	$ 1,151,258,591
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 1,399,608
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,151,258,591
Number of Portfolio Holdings	557
Portfolio Turnover Rate (%)	65
Total Net Advisory Fees Paid ($)	1,399,608
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Corporate Bonds	46%
Asset-Backed	20%
Government & Agency Obligations	15%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	7%
Mortgage-Backed Securities Pass-Throughs	6%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	10%
AA	30%
A	17%
BBB	34%
BB	6%
B	1%
CCC	1%
Not Rated	4%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.